Finance Income - Summary of Interest Income (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Analysis of income and expense [abstract]
cash and cash equivalents	£ 60	£ 67	£ 71
available-for-saleinvestments	2	1	1
derivatives at fair value through profit or loss			24
loans and receivables	1	2	3
Fair value adjustments on derivatives at fair value through profit or loss	2	2	5
Finance income	£ 65	£ 72	£ 104